Tax Status	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan has adopted a Non-Standardized Pre-Approved Profit Sharing Plan with CODA Plan Document. The Non-Standardized Pre-Approved Plan received a favorable opinion letter from the IRS dated June 30, 2020, stating that the form of this plan is designed in accordance with applicable sections of the IRC. Although the Plan has been amended since the date of the letter, the plan administrator and the Plan’s tax counsel believe the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe the Plan is qualified and the related trust is tax-exempt.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.